Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Interest Expenses [Abstract]
Summary of Interest expense, net
Interest expense, net consisted of the following for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020

Interest expense – leases	$(4,053)	$(3,064)
Interest expense – notes and loans payable	(29,661)	(14,350)
Accretion of debt discount and amortization of deferred financing fees	(5,153)	(4,619)
Interest expense – financing activities and sale and leasebacks	(11,586)	(10,568)
Other interest expense	(1,696)	(39)
Interest income	938	1,411

Total Interest expense, net	$(51,211)	$(31,229)

See Note 5 for additional information regarding Interest expense – leases and Interest expense—financing activities and sale and leasebacks and Note 11 for additional information on Interest expense – notes and loans payable and Accretion of debt discount and amortization of deferred financing fees.